Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable	$ 2,006,137	$ 564,142	$ 21,940
Less current portion	(40,337)	(4,537)	(4,098)
Less debt discount for detachable warrant	(79,192)	(131,849)
Long-term portion of notes payable	1,886,608	427,756	17,842
Notes Payable [Member]
Total notes payable		16,642	21,940
Note Payable 1 [Member]
Total notes payable	460,000	547,500
Note Payable 2 [Member]
Total notes payable	2,909
Note Payable 3 [Member]
Total notes payable	74,354
Note Payable 4 [Member]
Total notes payable	1,408,627
Note Payable 5 [Member]
Total notes payable	$ 60,247